Document and Entity Information	6 Months Ended
Jul. 06, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Norbord Inc.
Entity Central Index Key	0000877365
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jul. 06, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Amendment Flag	false
Amendment Description